Commitments and contingencies - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) engine aircraft helicopter	Dec. 31, 2017 USD ($)	Dec. 31, 2008 USD ($)	Feb. 26, 2025 USD ($)	Jun. 09, 2022 aircraft	Dec. 31, 1992 engine aircraft
Loss Contingencies [Line Items]
Purchase obligation, number of engines | engine	85
Purchase obligation, number of helicopters | helicopter	11
Non-refundable deposits	$ 3,100,000,000
Interest expense capitalized	122,000,000
Number of managed aircrafts | aircraft					3
VASP litigation
Loss Contingencies [Line Items]
Loss contingency, loss in period		$ 0
VASP litigation | VASP litigation English court
Loss Contingencies [Line Items]
Claim award for loss of profit plus accrued interest			$ 66,000,000
Aircraft Hull and Spares and Equipment | Subsequent event
Loss Contingencies [Line Items]
Insurance coverage claimable by entity				$ 1,800,000,000
Aviation, War and Allied Perils | Subsequent event
Loss Contingencies [Line Items]
Insurance coverage claimable by entity				$ 1,000,000,000
All Risks, Operator Reinsurance Policies
Loss Contingencies [Line Items]
Insurance coverage claimable by entity	1,500,000,000
War Risks, Operator Reinsurance Policies
Loss Contingencies [Line Items]
Insurance coverage claimable by entity	$ 1,500,000,000
Aircraft
Loss Contingencies [Line Items]
Number of forward orders | aircraft	296
Aircraft | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | aircraft						13
Number of leases that company incurred obligations due to another company's default | aircraft						13
Engines | VASP litigation
Loss Contingencies [Line Items]
Number of capital leased assets | engine						3
Number of leases that company incurred obligations due to another company's default | engine						3